Nature of Operations, Management's Plans and Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations, Management's Plans and Summary of Significant Accounting Policies
1.	Nature of Operations, Management’s Plans and Summary of Significant Accounting Policies

Company Description and Nature of Operations

Inspired Entertainment, Inc. (f/k/a Hydra Industries Acquisition Corp.) (the “Company,” the “Group,” “we,” “our,” and “us”) is a global gaming technology company, supplying Virtual Sports, Mobile and Server Based Gaming (“SBG”) systems to regulated lottery, betting and gaming operators worldwide. Our strategic focus is the development and sale of software systems and digital terminals.

The Company was originally incorporated in Delaware on May 30, 2014 as a special purpose acquisition company, formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, recapitalization or other similar business combination with one or more businesses. On December 23, 2016 (the “Closing Date”), the Company consummated its business combination with DMWSL 633 Limited (“Inspired”) pursuant to the Share Sale Agreement (the “Merger”), dated as of July 13, 2016, by and among the Company, the previous owners, Inspired, DMWSL 632 Limited and Gaming Acquisitions Limited (the “Sale Agreement”). In connection with the closing of the Merger, the Company changed its name from Hydra Industries Acquisition Corp. to Inspired Entertainment, Inc. Unless the context otherwise requires, the “Company” refers to the combined company and its subsidiaries following the Merger, “Hydra” refers to the Company prior to the closing of the Merger and “Inspired” refers to Inspired prior to the Merger. See Note 2 for further discussion of the Merger.

Management Liquidity Plans

As of September 30, 2017, the Company’s cash on hand was $20,028 and the Company had working capital of $1,980. The Company recorded net losses of $49,114, $59,877 and $59,847 for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, respectively. The net losses arose primarily due to acquisition related expenses, interest on shareholder loan notes, which are no longer a liability of the Company following the Merger as detailed in Note 2, and non-cash items, including stock-based compensation and the fair value of earnout liability. The Company historically has had positive cash flows from operating activities and has relied on a combination of cash flows provided by operations and the incurrence of additional debt and/or the refinancing of existing debt to fund its obligations. Management believes that the Company’s cash balances on hand, cash flows expected to be generated from operations, ability to control and defer capital projects and borrowings available under the Company’s credit facilities will be sufficient to fund the Company’s net cash requirements through December 2018.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Merger has been accounted for as a reverse merger in accordance with U.S. GAAP. This determination was principally based on Inspired’s business comprising the ongoing operations of the Company following the Merger, Inspired’s senior management comprising the senior management of the Company and Inspired’s stockholders having a majority of the voting power of the Company. For accounting purposes, Hydra is considered the “acquired” company and Inspired is considered the “acquirer.” Accordingly, for accounting purposes, the Merger is treated as the equivalent of Inspired issuing stock for the net assets of Hydra, accompanied by a recapitalization. The net assets of Hydra are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Closing Date of the Merger are those of Inspired, and Hydra’s assets, liabilities and results of operations are consolidated with Inspired beginning on the Closing Date. The shares and corresponding capital amounts and earnings per share available to common stockholders, pre-merger, have been retroactively restated as shares reflecting the exchange ratio in the Merger. The historical financial information and operating results of Hydra prior to the Merger have not been separately presented in these consolidated financial statements as they were not significant or meaningful.

The Company changed its reporting year end from a 52-week period ending on the last Saturday in September to a September 30 year end, commencing with the year ending September 30, 2017. Accordingly, the period ended September 30, 2017 includes the results of operations for the Company for the period from September 25, 2016 through September 30, 2017. Additionally, the period ended September 24, 2016 includes the results of operations for the Company for the period from September 27, 2015 through September 24, 2016 and the period ended September 26, 2015 includes the results of operations for the Company for the period from September 28, 2014 through September 26, 2015.

Principles of Consolidation

All monetary values set forth in these consolidated financial statements are in U.S. Dollars (“USD”) unless otherwise stated herein. The accompanying consolidated financial statements include the results of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Translation

For most of our operations, GBP is our functional currency. Our reporting currency is the U.S. Dollar. We also have operations where the local currency is the functional currency, including our operations in mainland Europe and South America. Assets and liabilities of foreign operations are translated at period-end rates of exchange, equity is translated at historical rates of exchange and results of operations are translated at the average rates of exchange for the period. Gains or losses resulting from translating the foreign currency financial statements are recorded as a separate component of accumulated other comprehensive loss in stockholders’ deficit. Gains or losses resulting from foreign currency transactions are included in other (expense), net in the consolidated statements of operations and comprehensive loss.

Reclassification

Certain prior year amounts were reclassified to conform to the current year’s presentation. These reclassifications have no effect on the financial position or results of operations reported as of and for the period ended September 24, 2016 and September 26, 2015.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates these estimates, including those related to the revenue recognition for contracts involving software and non-software elements, allowance for doubtful accounts, inventory reserve for net realizable value, goodwill and intangible assets, useful lives of long-lived assets, stock-based compensation, valuation allowances on deferred taxes, earnout liability, derivative liabilities, commitments and contingencies and litigation, among others. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. We regularly evaluate these significant factors and make adjustments when facts and circumstances dictate. Actual results may differ from these estimates.

Cash

We deposit cash with financial institutions that management believes are of high credit quality. Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At September 30, 2017 and September 24, 2016, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Changes in circumstances relating to the collectability of accounts receivable may result in the need to increase or decrease our allowance for doubtful accounts in the future. We determine the allowance based on historical experience, current market trends, and our customers’ financial condition. We continually review our allowance for doubtful accounts. Past due balances and other higher risk amounts are reviewed individually for collectability. Account balances are charged against the allowance after all collection efforts have been exhausted and the potential for recovery is considered remote.

Under certain contracts, the timing of our invoices does not coincide with revenue recognized under the contract. We have unbilled accounts receivable which represent revenue recorded in excess of amounts invoiced under the contract and generally become billable at contractually specified dates. These amounts consist primarily of revenue from our share of net winnings earned on a daily basis where the billing period does not fall on the last day of the period. We had $9,542 and $10,446, of unbilled accounts receivable as of September 30, 2017 and September 24, 2016, respectively.

Our standard credit terms are net 30 to 60 days. From time to time, we allow for certain digital customers to pay on an enhanced revenue share basis for the software license whereby the customer pays an incremental revenue share percentage over a specific period of time. We consider these types of arrangements to be extended payment terms as the full consideration for the arrangement may not be received until several years after the date of the sale depending on the net winnings from the game or application.

Inventories

Inventories consist primarily of component parts and related parts used in gaming terminals. Inventories are stated at the lower of cost or net realizable value, using the weighted average cost method. We determine the lower of cost or net realizable value of our inventory based on estimates of potentially excess and obsolete inventories after considering historical and forecasted demand and average selling prices. Demand for gaming terminals and parts inventory is also subject to technological obsolescence. Cost includes all direct costs and an appropriate proportion of fixed and variable overheads.

Property and Equipment

Property and equipment are recorded at cost, and when placed into service, depreciated and amortized to their residual values using the straight-line method over the estimated useful lives of the related assets as follows:

Short-term leasehold property	Shorter of the useful life or the life of the lease
Server based gaming terminals	4 – 6 years
Motor Vehicles	3 – 5 years
Plant and machinery and fixtures and fittings	4 – 8 years
Computer equipment	3 – 5 years

Our policy is to periodically review the estimated useful lives of our fixed assets. We also assess the recoverability of long-lived assets (or asset groups) whenever events or changes in circumstances indicate that the carrying amount of such an asset (or asset groups) may not be recoverable.

Repairs and maintenance costs are expensed as incurred. Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation are written off and any resulting gain or loss is credited or charged to income.

Software Development Costs

We classify software development costs as either internal use software or external use software. We account for costs incurred to develop internal use software in accordance with Accounting Standards Codification (“ASC”) ASC 350-40, Internal Use Software. Consequently, any costs incurred during preliminary project stages are expensed; direct costs incurred during the application development stages are capitalized; and costs incurred during the post-implementation/operation stages are expensed. Once the software is placed in operation, we amortize the capitalized internal use software cost over its estimated economic useful life, which range from two to five years.

We purchase, license and incur costs to develop external use software to be used in the products we sell or provide to customers. Such costs are capitalized under ASC 985-20, Costs of Software to Be Sold Leased or Marketed. Costs incurred in creating software are expensed when incurred as Selling, General and Administrative Expenses until technological feasibility has been established, after which costs are capitalized up to the date the software is available for general release to customers. We capitalize the payments made for software that we purchase or license for use in our products that has previously met the technological feasibility criteria prior to our purchase or license. Annual amortization of capitalized external use software development costs is recorded over the estimated economic life, which is two to five years.

Research and development costs are expensed as incurred. Research and development related primarily to software product development costs is expensed until technological feasibility has been established. Research and development costs amounting to $5,237, $3,415, and $3,849 were expensed during the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, respectively. Employee related costs associated with related product development are included in Selling, General and Administrative Expenses in the consolidated statements of operations and comprehensive loss.

Goodwill and Other Acquired Intangible Assets

Our principal acquired intangible assets relate to goodwill, trademarks and customer relationships. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in a business combination. Trademarks and customer relationships were originally recorded at their fair values in connection with business combinations.

Goodwill and other intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with finite lives are amortized on a straight-line basis over three to ten years to their estimated residual values, and reviewed for impairment. Factors considered when assigning useful lives include legal, regulatory and contractual provisions, product obsolescence, demand, competition and other economic factors.

Impairment of Goodwill and Long Lived Assets

We test for goodwill impairment at least annually on the last day of our fiscal period (September 30, 2017 and September 24, 2016), and whenever other facts and circumstances indicate that the carrying value may not be recoverable. For goodwill impairment evaluations, we first make a qualitative assessment to determine if goodwill is likely to be impaired. If it is more-likely-than-not that a reporting unit’s fair value is less than its carrying value, we then compare the fair value of the reporting unit to its respective carrying amount. Goodwill is carried, and therefore tested, at the reporting unit level. We have two segments, Server Based Gaming and Virtual Sports, as detailed in Note 24. If the fair value of the reporting unit is less than its carrying amount, the amount of the impairment loss, if any, will be measured by comparing the implied fair value of goodwill to its carrying amount and would be charged to operations as an impairment loss. A qualitative test was carried out as of September 30, 2017 and a quantitative test was carried out as of September 24, 2016 and no impairment was required at either date.

We assess the recoverability of long-lived assets and intangible assets with finite useful lives whenever events arise or circumstances change that indicate the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets (or asset groups) to be held and used is measured by a comparison of the carrying amount of the asset (or asset group) to the expected net future undiscounted cash flows to be generated by that asset (or asset group) or, for identifiable intangibles with finite useful lives, by determining whether the amortization of the intangible asset balance over its remaining life can be recovered through expected net future undiscounted cash flows. The amount of impairment of other long-lived assets and intangible assets with finite lives is measured by the amount by which the carrying amount of the asset exceeds the fair market value of the asset.

Deferred Revenue and Deferred Cost of Sales, excluding depreciation and amortization

Deferred revenue arises from the timing differences between the shipment or installation of gaming terminals and systems products and the satisfaction of all revenue recognition criteria consistent with our revenue recognition policy, as well as prepayment of contracts which are recognized ratably over a service period, such as maintenance or licensing fees. Deferred cost of sales, excluding depreciation and amortization, recorded as prepaid expenses and other assets, consists of the direct costs associated with the manufacture of gaming equipment and systems products for which revenue has been deferred. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue in current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

Value Added Tax

The Company is subject to Value Added Tax (“VAT”) in some locations. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods and services sold less VAT paid on purchases made with the relevant supporting invoices. VAT is collected from customers by the Company on behalf of the tax authorities and is therefore not charged to the consolidated statements of operations.

Common Stock Purchase Warrants and Derivative Financial Instruments

The Company reviews any common stock purchase warrants and other freestanding derivative financial instruments at each balance sheet date and classifies them on the consolidated balance sheet as:

a)	Equity if they (i) require physical settlement or net-share settlement, or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), or
b)	Assets or liabilities if they (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control), or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assesses classification of its common stock purchase warrants and other freestanding derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company determined that its outstanding common stock purchase warrants satisfied the criteria for classification as equity instruments at September 30, 2017. The Company also determined that its obligation to settle certain management bonuses in either cash or stock satisfied the criteria for classification as a derivative financial instrument at September 30, 2017 (see Note 14).

From time to time we enter into foreign currency forward contracts to mitigate the risk associated with cash payments required to be made in non-functional currencies or to mitigate the risk associated with cash to be received in non-functional currencies. We record the derivative financial instruments on the balance sheets at their respective fair market values. We do not apply hedge accounting and make related effectiveness assessments. As a result, changes in fair value in the associated derivative are recorded in the consolidated statements of operations and comprehensive loss. As of September 30, 2017 and September 24, 2016, the amounts were not considered to be significant.

Revenue Recognition

We derive revenue principally from the sale and rental of our SBG terminals and related services, including content provision and servicing, to regulated retail betting outlets, casinos and other gaming operators, and licensing of our Virtual Sports gaming software and related services to regulated virtual sports retail, mobile and online operators. We evaluate the recognition of revenue based on the criteria set forth in ASC 605, Revenue Recognition (“ASC 605”) and ASC 985-605, Software-Revenue Recognition. Revenue is recognized when all of the following criteria are met:

1. Persuasive evidence of an arrangement exists

2. The price to the customer is fixed or determinable

3. Delivery has occurred, title has been transferred, and any acceptance terms have been fulfilled; and

4. Collectability is probable

For our multiple-deliverable arrangements which include hardware containing software that functions together with the hardware to deliver its essential functionality and undelivered non-software services, deliverables are separated into more than one unit of accounting when: (i) the delivered element(s) have value to the customer on a stand-alone basis and (ii) delivery of the undelivered element(s) is probable and substantially in the control of the Company. When the final undelivered element(s) are non-software services and non-hardware, those deliverables are recognized on a ratable basis over the remaining term of the arrangement.

We determine the relative selling price for deliverables in the scope of ASC 605 based on the following selling price hierarchy:

1.	Vendor specific objective evidence (“VSOE”), (i.e., the price we charge when the product or service is sold separately) if available,
2.	Third-party evidence (“TPE”) of fair value (i.e., the price charged by others for similar products and services) if VSOE is not available,
3.	or our best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

Our multiple-deliverable arrangements may also contain one or more software deliverables in the scope of ASC 985-605. The revenue for these multiple-deliverable arrangements is allocated to the software deliverables and the non-software deliverables based on the relative selling prices of all of the deliverables in the arrangement using the fair value hierarchy outlined above. In circumstances where the Company cannot determine VSOE or TPE of the selling price for any of the deliverables in the arrangement, BESP is used for the purpose of allocating the arrangement consideration between software and non-software deliverable.

Revenue is allocated to the software deliverables based on the relative fair value of each element, and fair value is determined using VSOE. Where VSOE does not exist for the undelivered software element, revenue is deferred until either the undelivered element is delivered or VSOE is established, whichever occurs first. When the final undelivered software element is services, the related revenue is recognized on a ratable basis over the remaining service period. When VSOE of a delivered element has not been established, but VSOE exists for the undelivered elements, the Company uses the residual method to recognize revenue when the fair value of all undelivered elements is determinable. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement consideration is allocated to the delivered elements and is recognized as revenue.

In addition to the general policies, the following are the specific revenue recognition policies for our revenue streams.

Server Based Gaming

Revenue from SBG terminals, access to our content and SBG platform, including electronic table gaming products is recognized in accordance with the criteria set forth in ASC 605 and is usually based upon a contracted percentage of the operator’s net winnings from the terminals’ daily use. Where this is not the case, revenue is based upon a fixed daily or weekly rental fee. We recognize revenue from these arrangements on a daily basis over the term of the arrangement, or when not specified over the expected customer relationship period. Performance obligations under these arrangements may include the delivery and installation of our SBG terminals for use over a term, as well as service obligations related to hardware repairs and server based content and maintenance.

We sometimes bill for SBG arrangements up front in order to help fund our working capital and development requirements, or at the request of a customer. Upfront fees on SBG arrangements are deferred and recognized on a straight-line basis over the term of the arrangement or when not specified over the expected customer relationship period. In the case where we receive upfront fees pursuant to which there are no further obligations and no undelivered elements, we will recognize the upfront fees upon delivery. Hardware sales take the form of a transfer of ownership of our developed gaming terminals, and are recognized upon delivery as they have value to our customers on a stand-alone basis.

Virtual Sports

Revenue from licensing of our gaming software is recognized in accordance with the criteria set forth in ASC 985-605. Virtual sports retail revenue, which includes the provision of virtual sports content and services to retail betting outlets, and virtual sports online and mobile revenue, which includes the provision of virtual sports content and services to mobile and online operators, is based upon a contracted percentage of the operator’s net winnings or a fixed rental fee. We recognize revenue for these fees on a daily or weekly basis over the term of the arrangement. These arrangements typically include a perpetual license billed up front, granted to the customer for access to our gaming platform and content. As we do not have VSOE for the undelivered elements in virtual sports arrangements, revenue from the licensing of perpetual licenses is recognized on a straight-line basis over the term of the arrangement, or when not specified, over the expected customer relationship period.

Revenue from the development of bespoke games licensed on a perpetual basis to mobile and online operators is recognized on delivery and acceptance by the customer. We have no ongoing service obligations subsequent to customer acceptance of our bespoke games.

Customer Concentration

During the period ended September 30, 2017, there were two customers that represented at least 10% of revenues, accounting for approximately 26% and 10% of the Company’s revenues, respectively. During the period ended September 24, 2016, two customers accounted for approximately 29% and 11% of the Company’s revenues, respectively. During the period ended September 26, 2015, two customers accounted for approximately 29% and 11% of the Company’s revenues, respectively.

At September 30, 2017, two customers accounted for 26% and 13% of the Company’s accounts receivable, respectively. At September 24, 2016, there were no customers that represented at least 10% of accounts receivable.

Shipping and Handling Costs

Shipping and handling costs for products sales and hardware related to subscription services are included in cost of sales, excluding depreciation and amortization for all periods presented.

Share-Based Payment Arrangements

The Company accounts for stock based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires generally that all equity awards be accounted for at their “fair value.” This fair value is measured on the grant date for stock-settled awards, and at subsequent exercise or settlement for cash-settled awards. Fair value is equal to the underlying value of the stock for “full-value” awards such as restricted stock and restricted stock units that have time vesting conditions, and stock options and performance shares that have market conditions are valued using an option-pricing model with traditional inputs for “appreciation” awards.

Costs equal to these fair values are recognized ratably over the requisite service period based on the number of awards that are expected to vest, or in the period of grant for awards that vest immediately and have no future service condition. For awards that vest over time, previously recognized compensation cost is reversed if the service or performance conditions are not satisfied and the award is forfeited.

Subsequent modifications to outstanding awards result in incremental cost if the fair value is increased as a result of the modification.

Income Taxes

Income taxes are accounted for under the asset and liability method. Our provision for income taxes is principally based on current period income (loss), changes in deferred tax assets and liabilities and changes in estimates with regard to uncertain tax positions. We estimate current tax expense and assess temporary differences resulting from differing treatments of items for tax and accounting purposes using enacted tax rates in effect for each taxing jurisdiction in which we operate for the period in which those temporary differences are expected to be recovered or settled. These differences result in deferred tax assets and liabilities. Our total deferred tax assets are principally comprised of depreciation and net operating loss carry forwards.

Significant management judgment is required to assess the likelihood that deferred tax assets will be recovered from future taxable income. In assessing the realizability of these deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. Management makes this assessment on a jurisdiction by jurisdiction basis considering the historical trend of taxable losses, projected future taxable income and the reversal of deferred tax liabilities. As of September 30, 2017 and September 24, 2016, we had a valuation allowance of $48,832 and $33,552, respectively, against net deferred tax assets due to uncertainty of realization of these deferred tax assets.

We evaluate income tax uncertainties, assess the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment. Interest and penalties, if any, associated with uncertain tax positions are included in income tax expense.

Comprehensive Loss

We include and separately classify in comprehensive loss unrealized gains and losses from our foreign currency translation adjustments, gains or losses associated with pension or other post-retirement benefits, prior service costs or credits associated with pension or other post-retirement benefits and transition assets or obligations associated with pension or other post- retirement benefits.

Leases

We lease our office facilities under operating leases. We account for certain operating leases that contain rent escalation provisions, rent abatements and/or lease incentives by recognizing rent expense on a straight-line basis over the lease term. The difference between the rent paid and the straight-line rent is recorded as a deferred liability.

Assets acquired under capital leases are amortized over a lease term which coincides with the estimated useful life of the leased assets. For the purpose of recognizing the above-mentioned lease incentives on a straight-line basis over the term of the lease, we use the date of initial possession to begin amortization. Lease renewal periods are considered in the determination of the lease term.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (ASC 606), ”Revenue from Contracts with Customers, which was subsequently modified in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date” (“ASU 2014-09”). As a result, ASU No. 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The core principle of ASU No. 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016 and 2017, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12), as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20 and ASU 2017-13). The Company will adopt the standard on October 1, 2019, which may result in a cumulative-effect adjustment for deferred revenue to the opening balance sheet for 2017 and the restatement of the financial statements for all prior periods presented. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), In September 2017, the FASB issued ASU 2017-13, ”Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842)”, which provides additional implementation guidance on the previously issued ASU 2016-02. ASU 2016-02 increases transparency and comparability among organizations by reporting lease assets and lease liabilities, both finance (capital) and operating leases, on the balance sheet and disclosing key information about leasing arrangements. For non-public companies, the updated guidance is effective for the financial statements issued for fiscal years beginning after December 15, 2019 (and interim periods within fiscal years beginning after December 15, 2020). Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). ASU 2016-09 was issued as part of the FASB’s simplification initiative and affects all entities that issue share-based payment awards to their employees. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. ASU 2016-09 is effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method, depending on the area covered in this update. Early adoption is permitted. The Company adopted the methodologies prescribed by ASU 2014-15 as of October 1, 2016. The adoption of ASU 2016-09 did not have a material effect on the Company’s financial position or results of operations.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows: Clarification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which eliminates the diversity in practice related to the classification of certain cash receipts and payments in the statement of cash flows, by adding or clarifying guidance on eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for annual periods beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. ASU 2016-15 provides for retrospective application for all periods presented. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, “Income Taxes (Topic 740)” (“ASU 2016-16”), which reduces the complexity in the accounting standards by allowing the recognition of current and deferred income taxes for an intra-entity asset transfer, other than inventory, when the transfer occurs. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, with early adoption permitted using a modified retrospective transition approach. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805) Clarifying the Definition of a Business” (“ASU 2017-01”). The amendments in ASU 2017-01 is to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The guidance is effective for annual periods beginning after December 15, 2018, including interim periods within annual periods beginning after December 15, 2019. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”). ASU 2017-04 eliminates Step 2 along with amending other parts of the goodwill impairment test. Under ASU 2017-04, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount, and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value with the loss not exceeding the total amount of goodwill allocated to that reporting unit. ASU 2017-04 is effective for annual periods beginning after December 15, 2021, and interim periods therein with early adoption permitted for interim or annual goodwill impairment tests performed after January 1, 2017. At adoption, this update will require a prospective approach. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In March 2017, the FASB issued ASU 2017-07, “Compensation — Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (“ASU 2017-07”). The new guidance requires companies with sponsored defined benefit pension and/or other postretirement benefit plans to present the service cost component of net periodic benefit cost in the same income statement line item as other compensation costs. The other components of net periodic benefit cost will be presented separately and not included in operating income. In addition, only service costs are eligible to be capitalized as an asset. ASU 2017-07 will be effective for fiscal years beginning after December 15, 2018, including interim periods within annual periods beginning after December 15, 2019, and the guidance will generally be applied retroactively, whereas the capitalization of the service cost component will be applied prospectively. Early adoption is permitted with all of the amendments adopted in the same period. If an entity early adopts the guidance in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting” “(“ASU 2017-09”). ASU 2017-09 provides clarity and reduces both (i) diversity in practice and (ii) cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share-based payment award. The amendments in ASU 2017-09 provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. ASU 2017-09 is effective for all annual periods, and interim periods within those annual periods, beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features; (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception” (“ASU 2017-11”). ASU 2017-11 allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be accounted for as derivative liabilities. A company will recognize the value of a down round feature only when it is triggered and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, an entity will treat the value of the effect of the down round as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. ASU 2017-11 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The guidance in ASU 2017-11 can be applied using a full or modified retrospective approach. The adoption of ASU 2017-11 is not expected to have any impact on the Company’s financial statement presentation or disclosures.

In August 2017, the FASB” issued ASU 2017-12, ”Targeted Improvements to Accounting for Hedging Activities” (“ASU 2017-12”) to simplify the application of hedge accounting guidance and improve the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its financial statements. In addition, ASU 2017-12 requires an entity to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported. The transition guidance provides companies with the option of early adopting the new standard using a modified retrospective transition method in any interim period after issuance of the update, or alternatively requires adoption for fiscal years beginning after December 15, 2019. This adoption method requires companies to recognize the cumulative effect of initially applying the guidance as an adjustment to accumulated other comprehensive income with a corresponding adjustment to the opening balance of retained earnings as of the beginning of the fiscal year that an entity adopts the update. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.